Financial Assets and Liabilities - Summary of Ageing of Trade Receivables (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of Trade Receivables [line items]
Trade receivables		R$ 2,033,441	R$ 1,814,394
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables	[1]	(136,024)	(120,407)
Not overdue [member]
Disclosure of Trade Receivables [line items]
Trade receivables		1,814,202	1,552,912
Overdue From 1 to 30 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables		166,467	175,112
Overdue From 31 to 60 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables		23,169	32,925
Overdue From 61 to 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables		14,156	36,337
More than 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables		R$ 151,471	R$ 137,515

[1]	Of the total recognized, the amount of R$14,000 was added by revising the expected loss as a consequence of COVID-19pandemic, as detailed in Note 2.1.